EARNINGS PER SHARE - Reconciliation of Basic Shares to Diluted Shares (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Income from continuing operations									$ 1,110	$ 1,011	$ 1,552
Less: Net income attributable to noncontrolling interests									8	10	0
Less: Income from continuing operations attributable to noncontrolling interests									1,102	1,001	1,552
Loss from discontinued operations, net of tax									0	0	(6)
Net income attributable to Baxter stockholders	$ 168	$ 356	$ 246	$ 332	$ (23)	$ 369	$ 313	$ 342	$ 1,102	$ 1,001	$ 1,546
Basic (in shares)									509	509	534
Effect of dilutive securities (in shares)									8	10	12
Diluted (in shares)									517	519	546